Equity-settled share-based payments - Options Schemes (Details) - Stock Options, 2004 Stock Incentive Option Plan shares in Thousands	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Movement of Share-Based Payment Arrangement [Roll Forward]
Outstanding weighted average exercise price of share options outstanding at beginning of period (in USD per Share) | $ / shares	$ 6.66	$ 6.66	$ 6.66
Weighted average exercise price of share options exercised (in USD per share) | $ / shares	0	0	0
Outstanding weighted average exercise price of share options outstanding at end of period (in USD per Share) | $ / shares	$ 6.66	$ 6.66	$ 6.66
Outstanding options at beginning of period (shares)	1,634	1,634	1,634
Exercised (shares)	0	0	0
Outstanding options at end of period (shares)	1,634	1,634	1,634
May 1, 2024
Movement of Share-Based Payment Arrangement [Roll Forward]
Outstanding weighted average exercise price of share options outstanding at end of period (in USD per Share) | $ / shares	$ 5.83
Outstanding options at beginning of period (shares)	496	496
Outstanding options at end of period (shares)	496	496	496
May 1, 2025
Movement of Share-Based Payment Arrangement [Roll Forward]
Outstanding weighted average exercise price of share options outstanding at end of period (in USD per Share) | $ / shares	$ 5.83
Outstanding options at beginning of period (shares)	452	452
Outstanding options at end of period (shares)	452	452	452
January 1, 2026
Movement of Share-Based Payment Arrangement [Roll Forward]
Outstanding weighted average exercise price of share options outstanding at end of period (in USD per Share) | $ / shares	$ 5.83
Outstanding options at beginning of period (shares)	142	142
Outstanding options at end of period (shares)	142	142	142
February 16, 2026
Movement of Share-Based Payment Arrangement [Roll Forward]
Outstanding weighted average exercise price of share options outstanding at end of period (in USD per Share) | $ / shares	$ 7.11
Outstanding options at beginning of period (shares)	103	103
Outstanding options at end of period (shares)	103	103	103
October 1, 2026
Movement of Share-Based Payment Arrangement [Roll Forward]
Outstanding weighted average exercise price of share options outstanding at end of period (in USD per Share) | $ / shares	$ 8.62
Outstanding options at beginning of period (shares)	441	441
Outstanding options at end of period (shares)	441	441	441